Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Disclosure

In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act, we provide the following disclosure regarding the “compensation actually paid”, as determined under SEC rules, for our principal executive officer (“PEO”) and our Named Executive Officers other than our PEO (our “Non-PEO NEOs”) and Company performance for the fiscal years listed below. We did not use any financial performance measure to link “compensation actually paid” to our NEOs to our Company performance in the most recently completed fiscal year; accordingly, this disclosure does not present a Company-Selected Measure in the table below nor a Tabular List of our most important financial metrics. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for	Compensation Actually Paid to Mark J.	Average Summary Compensation	Average Compensation Actually Paid to	Value of Initial Fixed $100 Investment based on:[4]		Net Income ($ Millions)
	Mark J. Enyedy¹ ($)	Enyedy¹˒²˒³ ($)	Table Total for Non-PEO NEOs[1] ($)	Non-PEO NEOs[1,2,3] ($)	TSR ($)	Peer Group TSR ($)
2022	5,422,421	3,479,615	2,060,042	1,567,273	97.16	113.65	(222.9)
2021	7,440,507	9,766,115	2,105,337	2,504,868	145.35	126.45	(139.3)
2020	4,600,626	7,338,788	1,399,622	1,881,753	126.35	126.42	(44.4)

1. Mark J. Enyedy was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
Susan Altschuller	Susan Altschuller	Susan Altschuller
Anna Berkenblit	Anna Berkenblit	Anna Berkenblit
Stacy Coen	Stacy Coen	Stacy Coen
Theresa G. Wingrove	Kristen Harrington-Smith	Renee Lentini
Michael Vasconcelles

2. The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

3. Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column in the tables below are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Mark J. Enyedy ($)	Exclusion of Stock Awards and Option Awards for Mark J. Enyedy ($)	Inclusion of Equity Values for Mark J. Enyedy ($)	Compensation Actually Paid to Mark J. Enyedy ($)
2022	5,422,421	(4,137,596)	2,194,790	3,479,615
2021	7,440,507	(6,196,432)	8,522,040	9,766,115
2020	4,600,626	(3,394,879)	6,133,041	7,338,788

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	2,060,042	(1,566,456)	1,073,687	1,567,273
2021	2,105,337	(1,531,591)	1,931,122	2,504,868
2020	1,399,622	(907,091)	1,389,222	1,881,753

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Mark J. Enyedy ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Mark J. Enyedy ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Mark J. Enyedy ($)	Total - Inclusion of Equity Values for Mark J. Enyedy ($)
2022	3,738,539	(1,670,408)	126,659	2,194,790
2021	4,594,785	2,678,178	1,249,077	8,522,040
2020	4,915,051	660,872	557,118	6,133,041

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	1,462,966	(314,823)	(74,456)	1,073,687
2021	1,539,840	358,075	33,207	1,931,122
2020	1,263,966	99,136	26,120	1,389,222

4. The Peer Group TSR set forth in this table utilizes the NASDAQ Biotechnology TR Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended

December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the NASDAQ Biotechnology TR Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the three most recently completed fiscal years.

Description of Relationship Between Company TSR and Peer Group TSR

The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the NASDAQ Biotechnology TR Index over the same period.

Company Selected Measure Name	We did not use any financial performance measure to link “compensation actually paid” to our NEOs to our Company performance in the most recently completed fiscal year; accordingly, this disclosure does not present a Company-Selected Measure in the table below nor a Tabular List of our most important financial metrics.
Named Executive Officers, Footnote [Text Block]

2020	2021	2022
Susan Altschuller	Susan Altschuller	Susan Altschuller
Anna Berkenblit	Anna Berkenblit	Anna Berkenblit
Stacy Coen	Stacy Coen	Stacy Coen
Theresa G. Wingrove	Kristen Harrington-Smith	Renee Lentini
Michael Vasconcelles

Peer Group Issuers, Footnote [Text Block]	The Peer Group TSR set forth in this table utilizes the NASDAQ Biotechnology TR Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the NASDAQ Biotechnology TR Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Summary Compensation Table Total for Mark J. Enyedy ($)	Exclusion of Stock Awards and Option Awards for Mark J. Enyedy ($)	Inclusion of Equity Values for Mark J. Enyedy ($)	Compensation Actually Paid to Mark J. Enyedy ($)
2022	5,422,421	(4,137,596)	2,194,790	3,479,615
2021	7,440,507	(6,196,432)	8,522,040	9,766,115
2020	4,600,626	(3,394,879)	6,133,041	7,338,788

Non-PEO NEO Average Total Compensation Amount	$ 2,060,042	$ 2,105,337	$ 1,399,622
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,567,273	2,504,868	1,881,753
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	2,060,042	(1,566,456)	1,073,687	1,567,273
2021	2,105,337	(1,531,591)	1,931,122	2,504,868
2020	1,399,622	(907,091)	1,389,222	1,881,753

Equity Valuation Assumption Difference, Footnote [Text Block]

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Mark J. Enyedy ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Mark J. Enyedy ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Mark J. Enyedy ($)	Total - Inclusion of Equity Values for Mark J. Enyedy ($)
2022	3,738,539	(1,670,408)	126,659	2,194,790
2021	4,594,785	2,678,178	1,249,077	8,522,040
2020	4,915,051	660,872	557,118	6,133,041

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	1,462,966	(314,823)	(74,456)	1,073,687
2021	1,539,840	358,075	33,207	1,931,122
2020	1,263,966	99,136	26,120	1,389,222

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]

Description of Relationship Between Company TSR and Peer Group TSR

The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the NASDAQ Biotechnology TR Index over the same period.

Total Shareholder Return Amount	$ 97.16	145.35	126.35
Peer Group Total Shareholder Return Amount	113.65	126.45	126.42
Net Income (Loss)	(222,900,000)	(139,300,000)	(44,400,000)
Mark J Enyedy [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	5,422,421	7,440,507	4,600,626
PEO Actually Paid Compensation Amount	$ 3,479,615	9,766,115	7,338,788
PEO Name	Mark J. Enyedy
Mark J Enyedy [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,137,596)	(6,196,432)	(3,394,879)
Mark J Enyedy [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,194,790	8,522,040	6,133,041
Mark J Enyedy [Member] | Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,738,539	4,594,785	4,915,051
Mark J Enyedy [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,670,408)	2,678,178	660,872
Mark J Enyedy [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	126,659	1,249,077	557,118
Non-PEO NEO [Member] | Average Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,566,456)	(1,531,591)	(907,091)
Non-PEO NEO [Member] | Average Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,073,687	1,931,122	1,389,222
Non-PEO NEO [Member] | Average Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,462,966	1,539,840	1,263,966
Non-PEO NEO [Member] | Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(314,823)	358,075	99,136
Non-PEO NEO [Member] | Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (74,456)	$ 33,207	$ 26,120